Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.20%	2.20%
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.05%	3.60%
Inflation rate	2.20%	2.20%
Rate of increase in salaries	3.00%	3.00%
Sweden | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	3.50%
Inflation rate	1.70%	1.80%
Rate of increase in salaries	2.70%	2.80%
Rate of increase for pensions in payment	2.00%	2.00%
AUSTRIA | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.99%	3.45%
Inflation rate	3.00%	5.00%
Rate of increase in salaries	3.00%	5.00%
Rate of increase for pensions in payment	0.00%	0.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.00%	2.80%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	3.00%	3.00%
Rate of increase for pensions in payment	0.00%	0.00%
Switzerland | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.10%	1.05%
Inflation rate	1.00%	1.00%
Rate of increase in salaries	1.50%	1.50%
Rate of increase for pensions in payment	0.00%	0.00%